Share-Based Compensation (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2023	Mar. 01, 2023	Oct. 31, 2022	Oct. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Share-based Compensation [Line Items]
Granted shares (in Shares)				3,144,335
Vesting period				1 year
Remaining vest period			3 years	3 years
Total compensation			$ 21,720,000	$ 21,720,000
Cash paid			$ 7,240	7,240
Compensation expense							$ 323,854
Weighted average remaining life							1 year 9 months
Fair value (in Dollars per share)	$ 3.84				$ 3.84
Recognized compensation expense							$ 538,760
Founder units					$ 1,500,000		$ 1,500,000
Discount rate					15.00%		15.00%
Equity Incentive Plan [Member]
Share-based Compensation [Line Items]
General and administrative expenses							$ 5,428,190	$ 226,175
Compensation expense					$ 302,483		$ 538,760
Restricted stock units (in Shares)		2,510,000
Fair value (in Dollars per share)					$ 0.71		$ 1.65
Business Combination [Member] | Maximum [Member]
Share-based Compensation [Line Items]
Business combination share price (in Dollars per share)							3
Business Combination [Member] | Minimum [Member]
Share-based Compensation [Line Items]
Business combination share price (in Dollars per share)							1.75
Business Combination [Member] | Equity Incentive Plan [Member]
Share-based Compensation [Line Items]
Fair value (in Dollars per share)							$ 6.26	$ 1.75
Restricted Stock [Member]
Share-based Compensation [Line Items]
Total compensation				$ 21,712,760
Unrecognized compensation expense							$ 9,499,333
Restricted Stock Awards [Member]
Share-based Compensation [Line Items]
Granted shares (in Shares)			3,144,335
Vesting period			1 year
Total compensation			$ 21,712,760
General and administrative expenses						$ 1,357,048
Compensation expense					$ 279,849
Unrecognized compensation expense					$ 8,142,285
Fair value (in Dollars per share)					$ 0.71		$ 1.65
Compensation expense recognized					$ 139,925
Weighted average remaining					1 year 6 months
Restricted Stock Awards [Member] | Stock Option [Member]
Share-based Compensation [Line Items]
General and administrative expenses					$ 1,357,048
General and Administrative Expense [Member]
Share-based Compensation [Line Items]
Recognized compensation expense	$ 1,913,637						$ 1,913,637
General and Administrative Expense [Member] | Equity Incentive Plan [Member]
Share-based Compensation [Line Items]
Recognized compensation expense					69,804
Compensation Expense [Member] | Equity Incentive Plan [Member]
Share-based Compensation [Line Items]
Compensation expense					306,081
Compensation Expense [Member] | Restricted Stock Awards [Member]
Share-based Compensation [Line Items]
General and administrative expenses					$ 183,929
Forecast [Member] | Restricted Stock Awards [Member]
Share-based Compensation [Line Items]
Compensation expense									$ 323,854